UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-PX
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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                  Robeco-Sage Triton Institutional Fund, L.L.C.

                  Investment Company Act File Number: 811-22225

                                   Registrant
                  Robeco-Sage Triton Institutional Fund, L.L.C.
                          909 Third Avenue, 28th Floor
                               New York, NY 10022
                                 (212)-908-9660

                                Agent For Service
                               Timothy J. Stewart
                          909 Third Avenue, 28th Floor
                               New York, NY 10022
                                 (212)-908-9660


                        Date of Fiscal Year End: March 31

             Date of Reporting Period: July 1, 2008 to June 30, 2009
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The Registrant did not cast any proxy votes during the reporting period.
Accordingly, there are no proxy votes to report.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Robeco-Sage Triton Institutional Fund, L.L.C.

/s/ James G. Noone

Chief Compliance Officer

Date:  August 26, 2009